Convertible Notes (Tables)	6 Months Ended
Dec. 31, 2024
Convertible Notes [Abstract]
Schedule of Convertible Notes

As of December 31, 2024, the Company’s convertible notes are as follows:

Principal amounts of convertible notes	$3,145,000
Less: unamortized debt discount	(1,765,310)
Convertible notes, net of discount	$1,379,690